SCHEDULE OF CHANGES IN LEASE LIABILITY (Details) - USD ($)	1 Months Ended	6 Months Ended		12 Months Ended
	Feb. 29, 2024	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024	Mar. 31, 2023
Notes and other explanatory information [abstract]
Beginning balance		$ 365,356
Increase in lease liability			$ 482,619	482,619
Interest expense (note 8)		9,667		18,328
Lease modification adjustment	$ 25,837			(25,837)
Reduction in lease liability		(104,715)		(109,754)
Ending balance		$ 270,308		$ 365,356